RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

Save as disclosed elsewhere in these consolidated financial statements, the Company had transactions or balance with the following related parties:

The Company’s relationship with related parties who had transactions with the Company are summarized as follows:

Related Party	Relationship to the Company
Mr. Man Siu Ming	General Manager
Chi Yip Eng. & (Trans.) Company Limited (“Chi Yip”)	A company owned as to 50% each by Ms. Wong Lai Ching and Mr. Man Chi Kwan, the parents of Mr. Man Siu Ming

Transactions with related parties

In 2023 and 2025, we offer soil and rock transportation services and management services to Chi Yip for utilization of our tipper trucks and drivers and our efficiency management on tipper trucks drivers while charging service fee based on terms and conditions mutually agreed between the relevant parties. Those related party transactions were conducted in the ordinary course of business of the Company. In 2024, we did not provide soil and rock transportation and site management services to Chi Yip and recorded no revenue from Chi Yip.

	Year ended March 31,
	2023	2024	2025
	USD	USD	USD

Soil and rock transportation income charged to Chi Yip included in revenues	2,830,475	-	643,748
Site management income charge to Chi Yip included in other income	39,184	-	33,030

Service fee charged by Chi Yip included in cost of sales	1,162,640	1,023,137	887,945

Finance lease:
Finance lease expenses fees paid for Chi Yip	55,988	29,307	56,135
Initial payment of finance lease – related parties	-	(156,248)	-
Principal payment of finance lease liabilities - related parties	(656,399)	(322,807)	(301,979)
Operating expenses paid to Chi Yip	(769)	-	-

Proceeds from Chi Yip	-	156,248	-

Proceeds from Director - Man Siu Ming	258,337	275,619	666,214
Repayments to Director - Man Siu Ming	(147,948)	(623,776)	(333,042)
Net (repayments) proceeds from Man Siu Ming	110,389	(348,157)	333,172

The transactions are based on the agreements entered into between the parties involved.

Balances with related parties

The amount due to a director is non-trade in nature and unsecured. The finance lease liabilities with related parties are non-trade in nature, unsecured and repayable on an agreed schedule. All finance leases with related parties were denominated in Hong Kong dollars and the interest rates of the Company’s obligations under finance leases are fixed at the contract date in the range of 0.96% to 7.42% per annum. And the remaining balances with a director and the related parties are unsecured, non-interest bearing and repayable on normal credit terms (typically 30 days, but may be longer due to our transaction history).

	As of March 31,
	2024	2025
	USD	USD
Accounts receivable
Chi Yip Eng. & (Trans.) Company Limited	392,686	445,573

Accounts payable
Chi Yip Eng. & (Trans.) Company Limited	279,498	-

Finance lease liabilities
Chi Yip Eng. & (Trans.) Company Limited	1,117,351	815,372

Amount due to a related company
Chi Yip Eng. & (Trans.) Company Limited	156,248	156,248

Amount due to a director
Mr. Man Siu Ming	196,906	530,078

Save as disclosed above, the Company has ongoing relations with related party as noted below:

Chi Yip: The Company has 29 finance leases with Chi Yip. Finance leases entered with Chi Yip require monthly payments in the range of US$1,482 to US$4,308 and the last payment due in January 2029. The aggregate amount paid to Chi Yip amounted to US$301,979 and US$479,055 for the years ended March 31, 2025 and 2024, respectively.

Key terms of the Company’s leases with Chi Yip are as follows:

	As of March 31,
	2024	2025
	USD	USD
Right-of-use assets obtained in exchange for new finance lease liabilities	798,551	-
Weighted-average remaining lease term-finance	3.42 years	2.89 years
Weighted average discount rate-finance	6.58%	6.85%

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities with Chi Yip as of March 31, 2025:

USD
Year ending March 31,
2026	378,647
2027	207,464
2028	190,597
2029	124,924
2030 and thereafter	-
Total undiscounted lease payments	901,632
Less: imputed interest	(86,260)
Lease liabilities recognized in the Consolidated Balance Sheet	815,372